Leases	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Leases

Note L: Leases

Total lease expense for operating leases was $80,417,000, $59,590,000 and $45,093,000 for the years ended December 31, 2015, 2014 and 2013, respectively. The Corporation’s operating leases generally contain renewal and/or purchase options with varying terms. The Corporation has royalty agreements that generally require royalty payments based on tons produced or total sales dollars and also contain minimum payments. Total royalties, principally for leased properties, were $53,658,000, $50,535,000 and $41,604,000 for the years ended December 31, 2015, 2014 and 2013, respectively. The Corporation also has capital lease obligations for machinery and equipment.

Future minimum lease and royalty commitments for all noncancelable agreements and capital lease obligations as of December 31, 2015 are as follows:

(add 000)	Capital Leases	Operating Leases & Royalty Commitments
2016	$3,166	$111,317
2017	2,922	73,106
2018	2,981	55,047
2019	2,691	45,940
2020	1,891	43,692
Thereafter	3,997	272,066
Total	17,648	$601,168
Less: imputed interest	(2,724)
Present value of minimum lease payments	14,924
Less: current capital lease obligations	(2,438)
Long-term capital lease obligations	$12,486

 Of the total future minimum commitments, $246,903,000 relates to the Corporation’s contracts of affreightment.